FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
16.	FAIR VALUE MEASUREMENTS

Assets and liabilities disclosed at fair value

The Company measures its cash and cash equivalents, term deposits, restricted cash, financing receivables and short term and long-term debt at amortized cost. The carrying values of cash and cash equivalents, term deposits and restricted cash approximated fair value and represented a level 2 measurement. The carrying value of financing receivables approximate their fair value due to their short-term nature and are considered level 3 measurement. Such fair value was estimated by discounting scheduled cash flows through the estimated maturity with estimated discount rates based on current offering rates of comparable financing with similar terms. The carrying value of our debt obligations approximate fair value considering the borrowing rates currently available to us for financing obligations with similar terms and credit risks and represent a level 2 measurement.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its short-term investments, long-term available-for-sale investment, written put option and liability-classified warrant at fair value on a recurring basis as of December 31, 2014 and 2015.

The short-term investments included the investments in equity securities and corporate bonds that were traded publicly in the open market and were valued based on the quoted market price.

The Company's derivative financial instruments were classified as Level 2, as they were not actively traded and were valued using pricing models that used observable market inputs. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during the periods presented.

The following table summarizes the Company's financial assets and liabilities measured and recorded at fair value on recurring basis as of December 31, 2014 and 2015, respectively:

	As of December 31, 2014				As of December 31, 2015
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted price in	Significant			Quoted price in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	assets	inputs	in puts		assets	inputs	in puts
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Short-term investments
Trading securities:
Equity securities	-	-	-	-	$264	-	-	$264
Corporate bonds	-	-	-	-	741	-	-	$741
Funds	-	-	-	-	1,856	-	-	$1,856
Future	-	-	-	-	(3)	-	-	$(3)
Available-for-sale securities:
Equity securities	27,810	-	-	27,810	-	-	-	-
Derivative financial instruments:
Interest rate swaptions	-	1,937	-	1,937	-	10	-	$10
Interest rate swap	-	(363)	-	(363)	-	(249)	-	$(249)
Long-term investments
Available-for-sale investments:
Convertible redeemable preferred shares	-	-	51,492	51,492	-	-	219,278	$219,278
Convertible debt	-	-	5,000	5,000	-	-	6,500	$6,500
Accrued expenses and other current liabilities
Written put option	-	-	-	-	-	-	(7,000)	$(7,000)
Other non-current liabilities
Written put option	-	-	(730)	(730)	-	-	-	-
Liability-classified warrant	-	-	-	-	-	-	(6,656)	$(6,656)
Total	$27,810	$1,574	$55,762	$85,146	2,858	$(239)	$212,122	$214,741

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

	Convertible redeemable preferred shares	Convertible debt	Written put option	Liability- classified warrant
Balance at January 1, 2014	-	-	-	-
Initial recognition	51,492	5,000	(730)	-
Balance at December 31, 2014	51,492	5,000	(730)	-
Initial recognition	131,457	1,500	-	(6,656)
Gains or losses for the period
Earnings	695	-	(6,270)	-
Other comprehensive income	35,634	-	-	-
Balance at December 31, 2015	$219,278	$6,500	$(7,000)	$(6,656)

Trading securities and available-for-sale securities recorded in short-term investments were valued using the market approach based on the quoted prices in active markets at the reporting date.

Derivative financial instruments were valued based on quoted market prices of similar instruments and other significant inputs derived from or corroborated by observable market data.

Long-term available-for-sale investments do not have a quoted market rate. The Company generally adopted a market approach, which take into consideration a number of factors that include expected market multiples and discount rates from publicly traded companies in the industry and require the Company to make certain assumptions and estimates regarding industry economic factors.

The written put option was valued using the Binomial pricing model at the acquisition date. The calculation was based on the exercise price of $2.25 per share, annual risk free rate of 1.61%, dividend yield of 0% and volatility of 32%. The Company remeasured the fair value of the written option as of December 31, 2015 and determined that the fair value approximated the amount paid by the Company in 2016 to exercise the put option given that the underlying investment was fully impaired.

The liability-classified warrant was valued using Black-Scholes model. The calculation was based on the exercise price of $15.78 per share, annual risk free rate of 1.4%, dividend yield of 0% and volatility of 29%.

The assumptions are inherently uncertain and subjective. Changes in any unobservable inputs may have a significant impact on the fair values.

Assets measured at fair value on a nonrecurring basis

The Company measured its property and equipment, goodwill and other intangible assets, long-term investments (excluding the long-term available-for-sale investments) at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

As of December 31, 2015, the Company performed an impairment test on its equity method investment in ESS using the income approach and recorded an impairment loss of $4,258 as of December 31, 2015. The impairment of the equity method investment in ESS is considered as level 3 assets because the Company used unobservable inputs, such as the estimated terminal growth rate and discount rate. The estimated terminal growth rate and discount rate used in the fair value measurement were 3% and 30%, respectively.